Convertible debentures - Schedule of gain on change in fair value (Details) - $ / shares							3 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 13, 2024	Mar. 31, 2025	Mar. 06, 2025	Dec. 31, 2024
Schedule Of Gain On Change In Fair Value Abstract
Share price (CAD) (in Dollars per share)	$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85	$ 11.08	$ 6.44	$ 5.2
Conversion price (CAD) (in Dollars per share)	$ 6.6	$ 4.85	$ 4.85	$ 4.85	$ 4.85	$ 6.25	$ 6.25		$ 6.25
Expected Volatility	108.64%	106.09%	104.91%	105.28%	93.66%	98.04%	106.93%		100.68%
Risk free interest rate	2.61%	2.72%	2.70%	2.63%	2.99%	2.78%	2.61%	2.72%	2.70%
Expected life	3 years	3 years	2 years 10 months 24 days	2 years 11 months 12 days	3 years	3 years	2 years 8 months 12 days		2 years 11 months 12 days
Credit Spread	12.25%	12.50%	12.50%	12.50%	12.50%	12.25%	12.50%		12.25%
Foreign exchange rate	0.6952%	0.6989%	0.6974%	0.6994%	0.6978%	0.7025%	0.6956%		0.6952%